Acquisition - Schedule of allocation of purchase price (Parenthetical) (Details) ¥ in Millions, $ in Millions	Apr. 01, 2019 CNY (¥)	Apr. 01, 2019 USD ($)	Dec. 28, 2018 CNY (¥)	Dec. 28, 2018 USD ($)
Yitian Xindong
Acquisition
Cash and cash equivalents acquired			¥ 10.9	$ 1.6
Tianbo
Acquisition
Cash and cash equivalents acquired	¥ 175.5	$ 25.2